Commitments and Contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) employee facility	Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Number of employees | employee	12,690
Number of collective bargaining agreements expiring in next twelve months | facility	9
Environmental liabilities	$ 0	$ 0
Unasserted Claim - OSHA
Loss Contingencies [Line Items]
Loss contingency accrual	$ 0	$ 0
Collective-Bargaining Arrangements | Number of Employees | Unionized Employees Concentration Risk
Loss Contingencies [Line Items]
Collective-bargaining arrangement, percentage of participants	23.00%
Collective-Bargaining Arrangements | Number of Employees | Unionized Employees, Under Renegotiation Concentration Risk
Loss Contingencies [Line Items]
Collective-bargaining arrangement, percentage of participants	3.00%